EQUITY - Schedule Of Preferred Equity (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Equity	$ 134,741	$ 122,642
Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.00%	3.91%
Floating rate | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	2.32%	1.76%
Fixed rate | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.82%	4.82%
Fixed and floating rate [Member] | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	3.81%	3.54%
Fixed rate-reset preferred shares | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.07%	4.07%
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 4,145	$ 4,145
Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	505	531
Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	739	739
Preferred equity | Fixed and floating rate [Member] | Preferred shares
Disclosure of classes of share capital [line items]
Equity	1,244	1,270
Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 2,901	$ 2,875